Equity (Reclass and Changes in Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	$ (6,661)	$ (2,880)	$ (5,448)
Other comprehensive (loss) income before reclassifications, net	(4,113)	2,008
Amounts reclassified, pretax	499	863
Tax (benefit) expense reclassified	(167)	(303)
Foreign Currency Translation
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	(1,051)	170	654
Other comprehensive (loss) income before reclassifications, net	(1,228)	(509)
Amounts reclassified, pretax	7	25
Tax (benefit) expense reclassified	0	0
Defined Benefit Pension and Post-retirement Plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	(5,709)	(3,267)	(6,250)
Other comprehensive (loss) income before reclassifications, net	(2,708)	2,409
Amounts reclassified, pretax	416	906
Tax (benefit) expense reclassified	(150)	(332)
Unrealized Gains (Losses) on Available-for-Sale Securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	308	296	145
Other comprehensive (loss) income before reclassifications, net	28	208
Amounts reclassified, pretax	(20)	(91)
Tax (benefit) expense reclassified	4	34
Unrealized Hedging (Losses) Gains
Reclassification Adjustment out of Accumulated Other Comprehensive Income on Derivatives [Line Items]
Balance at December 31	(209)	(79)	3
Other comprehensive (loss) income before reclassifications, net	(205)	(100)
Amounts reclassified, pretax	96	23
Tax (benefit) expense reclassified	$ (21)	$ (5)